OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	6 Months Ended
Jun. 30, 2025
Financial assets at fair value through profit or loss [abstract]
OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	8. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2025	31 December 2024
	£m	£m
Loans and advances to customers	321	322
Debt securities	56	56
Other debt instruments	28	36
Equity securities	10	7
	415	421